Consolidated Statements of Operations and Comprehensive Income/(Loss) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
NET REVENUE			$ 3,751,410
COST OF REVENUE			2,394,173
Gross profit			1,357,237
OPERATING EXPENSES
Selling expense		160	19,903
General and administrative expense	909,729	1,099,941	2,253,785
Total operating expenses	909,729	1,100,101	2,273,688
LOSS FROM OPERATIONS	(909,729)	(1,100,101)	(916,451)
OTHER INCOME/(EXPENSE)
Other income/(expense)	230	321	(9,023)
Interest expense		(193,900)	(1,790,304)
Interest income	113,165	337,961	25,911
Impairment charges on intangible assets		(6,506,969)
Impairment charges on receivable from YR TV Station	(3,345,284)	(680,000)
Written off of debt discount and deferred finance cost		(3,237,616)
Premium paid on redemption of debenture payable		(2,281,162)
Gain on extinguishment and cancellation of debt			5,576,855
Total other income/(expense)	(3,231,889)	(12,561,365)	3,803,439
(LOSS)/INCOME BEFORE INCOME TAX	(4,141,618)	(13,661,466)	2,886,988
INCOME TAX		(106,956)	148,529
Net (loss)/income from continuing operations	(4,141,618)	(13,554,510)	2,738,459
Discontinued operations, net of taxes (including loss on disposal of subsidiaries of $7,562,491 for 2010)			(3,408,986)
NET LOSS	(4,141,618)	(13,554,510)	(670,527)
Less: Net loss/(income) attributable to the non-controlling interest	20,789	20,065	(2,400,256)
NET LOSS ATTRIBUTABLE TO CHINA NETWORKS INTERNATIONAL HOLDINGS, LTD.	(4,120,829)	(13,534,445)	(3,070,783)
Dividend on preferred stock	(284,475)	(627,000)	(574,247)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	7,666	430,128	527,668
COMPREHENSIVE LOSS	$ (4,397,638)	$ (13,731,317)	$ (3,117,362)
Basic and diluted income/(loss) from continuing operations per common share	$ (0.05)	$ (0.21)	$ 0.08
Basic and diluted (loss)/income from discontinued operations per common share			$ (0.10)
Basic and diluted loss per common share	$ (0.05)	$ (0.21)	$ (0.09)
Weighted average shares outstanding	83,109,978	65,940,384	32,826,462